Property and Equipment	9 Months Ended	12 Months Ended
	Sep. 30, 2015	Dec. 31, 2014
Property, Plant and Equipment [Abstract]
Property and Equipment

3.	PROPERTY AND EQUIPMENT

At September 30, 2015 and December 31, 2014, property and equipment consists of the following:

	September 30, 2015	December 31, 2014
Computer equipment	$132,016	$120,513
Furniture and fixtures	27,937	22,323
Leasehold improvements	57,102	55,102
	217,055	197,938

Less accumulated depreciation and amortization	174,045	161,838

Total	$43,010	$36,100

Depreciation of property and equipment amounted to $12,207 and $11,531 during the nine months ended September 30, 2015 and 2014, respectively. Depreciation amounted to $4,192 and $3,747 for the three months ended September 30, 2015 and September 30, 2014. Depreciation costs are included in the accompanying statements of operations in operating expenses.

3.	PROPERTY AND EQUIPMENT

At December 31, 2014 and 2013, property and equipment consists of the following:

	2014	2013
Computer equipment	$120,513	$120,513
Furniture and fixtures	22,323	13,314
Leasehold improvements	55,102	57,980
	197,938	191,807

Less accumulated depreciation and amortization	161,838	148,458

Total	$36,100	$43,349

Depreciation of property and equipment amounted to $15,054 and $36,885 during the years ended December 31, 2014 and 2013, respectively, are included in the accompanying statements of operations in operating expenses.